Provisions	6 Months Ended
Jun. 30, 2018
Provisions [Abstract]
Provisions

23.	PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Asset retirement obligation	67,458	61,872
Provisions for guarantees (*1)	106,827	183,247
Provisions for unused commitments	101,874	66,115
Provisions for customer reward credits	46,735	40,445
Other provisions (*2)	63,480	58,791

Total	386,374	410,470

(*1)	Provisions for guarantees includes provision for financial guarantee of 54,896 million Won and 71,697 million Won as of June 30, 2018 and December 31, 2017, respectively.
(*2)	Other provisions consist of provision for litigation and others.

(2)	Changes in provisions for guarantees and loan commitments are as follows (Unit: Korean Won in millions):

1)	Provisions for guarantees

	For the six months ended June 30, 2018
	Stage1	Stage2	Stage3	Total
Beginning balance (*)	47,132	18,281	127,511	192,924
Replaced by 12-month expected credit loss	76	(76)	—	—
Replaced with expected credit loss for the entire period	(954)	58,894	(57,940)	—
Replaced with credit-impaired financial assets	(21)	(20)	41	—
Provisions used	(8,506)	—	—	(8,506)
Net reversal of unused amount	(4,873)	(46,344)	(35,773)	(86,990)
Others	9,393	6	—	9,399

Ending balance	42,247	30,741	33,839	106,827

(*)	The beginning balance was restated in accordance with IFRS 9.

For the six months ended June 30, 2017
Beginning balance	238,117
Provisions provided	1,003
Provisions used	(12,335)
Reversal of provisions unused	(45,971)
Foreign currencies translation adjustments	20
Others	7,920

Ending balance	188,754

2)	Provisions for unused commitment

	For the six months ended June 30, 2018
	Stage1	Stage2	Stage3	Total
Beginning balance (*)	75,232	27,875	1,878	104,985
Replaced by 12-month expected credit loss	6,262	(6,145)	(117)	—
Replaced with expected credit loss for the entire period	(2,543)	2,614	(71)	—
Replaced with credit-impaired financial assets	(159)	(325)	484	—
Net provision(reversal) of unused amount	(6,183)	3,356	(328)	(3,155)
Others	44	—	—	44

Ending balance	72,653	27,375	1,846	101,874

(*)	The beginning balance was restated in accordance with IFRS 9.

For the six months ended June 30, 2017
Beginning balance	87,909
Provisions provided	491
Provisions used	(42)
Reversal of provisions unused	(5,736)
Foreign currencies translation adjustments	(1)

Ending balance	82,621

(3)	Changes in asset retirement obligation are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Beginning balance	61,872	58,076
Provisions provided	1,083	654
Provisions used	(295)	(416)
Reversal of provisions unused	(993)	(727)
Amortization	259	203
Increase in restoration costs and others	5,532	4,163

Ending balance	67,458	61,953

The amount of the asset retirement obligation is the present value of the best estimate of future expected recovery cost arising from leased premises as of June 30, 2018, discounted by appropriate discount rate. The expenditure of the recovery cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the average inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	40,445	58,791	99,236
Provisions provided	36,044	2,236	38,280
Provisions used	(48,891)	(2,199)	(51,090)
Reversal of unused amount	—	(40)	(40)
Foreign currencies translation adjustments	—	(7)	(7)
Transfer (*)	5,467	—	5,467
Others	13,670	4,699	18,369

Ending balance	46,735	63,480	110,215

(*)	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the six months ended June 30, 2018.

	For the six months ended June 30, 2017
	Provisions for customer reward credits	Other provisions	Total
Beginning balance	22,093	22,282	44,375
Provisions provided	32,208	2,390	34,598
Provisions used	(39,402)	(9,013)	(48,415)
Reversal of unused amount	—	(40)	(40)
Foreign currencies translation adjustments	—	(146)	(146)
Transfer (*)	11,482	—	11,482
Amortization	—	53	53
Others	5,667	128	5,795

Ending balance	32,048	15,654	47,702

(*)	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the six months ended June 30, 2017.